Leases (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Text Block [Abstract]
Lease expires date	2028-02
Obligated to pay over the term of lease	$ 11,000,000
Rent expense		$ 435,487	$ 67,896	$ 870,975	$ 135,791	$ 305,072
Operating lease term, description						The Company leases office space under non-cancellable operating leases with terms expiring in December 2021 and February 2028. The leases require monthly lease payments that are subject to annual increase throughout the lease term.